Schedule of Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equipment Schedule Of Equipment 1	$ 8,358
Equipment Schedule Of Equipment 2	8,358
Equipment Schedule Of Equipment 3	0
Equipment Schedule Of Equipment 4	20,274
Equipment Schedule Of Equipment 5	20,274
Equipment Schedule Of Equipment 6	0
Equipment Schedule Of Equipment 7	1,738,849
Equipment Schedule Of Equipment 8	1,255,906
Equipment Schedule Of Equipment 9	482,943
Equipment Schedule Of Equipment 10	358,936
Equipment Schedule Of Equipment 11	320,316
Equipment Schedule Of Equipment 12	38,620
Equipment Schedule Of Equipment 13	2,126,417
Equipment Schedule Of Equipment 14	1,604,854
Equipment Schedule Of Equipment 15	$ 521,563
Equipment Schedule Of Equipment 1		$ 8,358
Equipment Schedule Of Equipment 2		8,358
Equipment Schedule Of Equipment 3		0
Equipment Schedule Of Equipment 4		20,274
Equipment Schedule Of Equipment 5		20,274
Equipment Schedule Of Equipment 6		0
Equipment Schedule Of Equipment 7		1,464,478
Equipment Schedule Of Equipment 8		1,144,382
Equipment Schedule Of Equipment 9		320,096
Equipment Schedule Of Equipment 10		333,989
Equipment Schedule Of Equipment 11		306,883
Equipment Schedule Of Equipment 12		27,106
Equipment Schedule Of Equipment 13		1,827,099
Equipment Schedule Of Equipment 14		1,479,897
Equipment Schedule Of Equipment 15		$ 347,202
Equipment Schedule Of Equipment 1			$ 8,358
Equipment Schedule Of Equipment 2			8,358
Equipment Schedule Of Equipment 3			0
Equipment Schedule Of Equipment 4			20,274
Equipment Schedule Of Equipment 5			20,274
Equipment Schedule Of Equipment 6			0
Equipment Schedule Of Equipment 7			1,464,478
Equipment Schedule Of Equipment 8			1,047,418
Equipment Schedule Of Equipment 9			417,060
Equipment Schedule Of Equipment 10			333,989
Equipment Schedule Of Equipment 11			264,524
Equipment Schedule Of Equipment 12			69,465
Equipment Schedule Of Equipment 13			1,827,099
Equipment Schedule Of Equipment 14			1,340,574
Equipment Schedule Of Equipment 15			$ 486,525